Other disclosures (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Asset [Member]
IfrsStatementLineItems [Line Items]
Cash and reserves at the Central Bank of Brazil	R$ 22,500,450	R$ 14,163,790
Financial assets/liabilities measured at fair value through profit or loss held for trading	14,413,853	9,524,235
Financial assets measured at fair value through other comprehensive income		15,148,639
Financial assets/liabilities measured at amortized cost	105,973,276	76,408,125
Total	142,887,579	115,244,789
Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Cash and reserves at the Central Bank of Brazil
Financial assets/liabilities measured at fair value through profit or loss held for trading	12,658,267	4,258,857
Financial assets measured at fair value through other comprehensive income
Financial assets/liabilities measured at amortized cost	174,910,624	133,451,264
Total	R$ 187,568,891	R$ 137,710,121